Plan Assets Categories (Detail) (JPY ¥) In Millions, unless otherwise specified	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Domestic
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	¥ 183,003		¥ 166,697		¥ 156,856
Domestic | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	9,678		7,740
Domestic | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	18,819		19,066
Domestic | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,448		3,467
Domestic | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	7,692		5,708
Domestic | Life insurance company general account
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	94,907		92,160
Domestic | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,550		1,312
Domestic | Pooled Funds Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	21,358	[1]	14,119	[1]
Domestic | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	7,363	[2]	6,290	[2]
Domestic | Other Investment International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,088	[3]	3,973	[3]
Domestic | Debt long/short
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	3,023	[4]	6,847	[4]
Domestic | Real Estate Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	13,338	[5]	6,015	[5]
Domestic | Large-Scale solar power generation business funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	2,739
Domestic | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	37,739		33,826
Domestic | Level 1 | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	9,678		7,740
Domestic | Level 1 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	18,819		19,066
Domestic | Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	7,692		5,708
Domestic | Level 1 | Domestic Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,550		1,312
Domestic | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	127,739		125,437
Domestic | Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets			2,048
Domestic | Level 2 | Life insurance company general account
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	94,907		92,160
Domestic | Level 2 | Pooled Funds Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	21,358	[1]	14,119	[1]
Domestic | Level 2 | Pooled funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	7,363	[2]	6,290	[2]
Domestic | Level 2 | Other Investment International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,088	[3]	3,973	[3]
Domestic | Level 2 | Debt long/short
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	3,023	[4]	6,847	[4]
Domestic | Level 3
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	17,525		7,434		1,757
Domestic | Level 3 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,448		1,419
Domestic | Level 3 | Real Estate Funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	13,338	[5]	6,015	[5]
Domestic | Level 3 | Large-Scale solar power generation business funds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	2,739
Foreign
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	29,999		24,209		18,751
Foreign | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	8,278		6,200
Foreign | Government Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	573		453
Foreign | Government Agency Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,076		841
Foreign | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	878		573
Foreign | Pooled Separate Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	18,306	[6]	14,499	[6]
Foreign | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	776		1,575
Foreign | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	112		68
Foreign | Level 1
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	8,963		6,721
Foreign | Level 1 | International Equity Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	8,278		6,200
Foreign | Level 1 | Government Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	573		453
Foreign | Level 1 | Cash and Cash Equivalents
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	112		68
Foreign | Level 2
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	21,036		17,488
Foreign | Level 2 | Government Agency Bond Securities
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	1,076		841
Foreign | Level 2 | Corporate bonds
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	878		573
Foreign | Level 2 | Pooled Separate Accounts
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	18,306	[6]	14,499	[6]
Foreign | Level 2 | Other
Defined Benefit Plan Disclosure [Line Items]
Fair values of plan assets	¥ 776		¥ 1,575

[1]	This category includes pooled funds that mainly invest in domestic and international equity securities that are listed on securities exchanges.
[2]	This category includes pooled funds that mainly invest in domestic government bonds and municipal bonds.
[3]	This category includes trust funds that mainly invest both long and short in equity securities that are listed on international securities exchanges.
[4]	This category includes trust funds that mainly invest both long and short in government bonds.
[5]	This category includes private open-ended real estate funds.
[6]	This category includes pooled separate accounts held by AVX that mainly invest in equity securities and debt securities.